Stockholders’ Deficit and Redeemable Noncontrolling Interest	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders’ Deficit and Redeemable Noncontrolling Interest
Stockholders’ Deficit and Redeemable Noncontrolling Interest
Shares
The following is a summary of the Company’s authorized, issued and outstanding shares for the periods set forth below:

	December 31, 2019	December 31, 2018
Shares authorized	2,080,000	2,080,000
Shares issued	280,127	279,545

Shares outstanding:
Voting	276,052	276,052
Non-voting	3,374	2,978
Total shares outstanding	279,426	279,030

Voting, Dividend, and Liquidation Rights of Common Stock
Each share of voting stock is entitled to one vote on all matters to be voted on by the stockholders of the Company holding voting stock, including the election of directors.  Each share of non-voting stock is not entitled to a vote.  The holders of voting and non-voting stock are entitled to dividends on a pro rata basis at such time and in such amounts, if and when declared by the Company’s board of directors. The holders of voting and non-voting stock are entitled to participate on a pro rata basis in all distributions that may be legally made to the Company’s stockholders in connection with a voluntary or involuntary liquidation, dissolution or winding up of the Company. With the completion of the Company’s IPO, all non-voting shares of common stock were converted to voting shares of common stock. See Note 22, “Subsequent Events” for additional information.
2019 Special Cash Dividends
In May 2019 and November 2019, the Company declared, and subsequently paid, special cash dividends to its stockholders of $1,086.0 million, or $3.89 per share and $160.0 million, or $0.57 per share, respectively. The May 2019 special cash dividend was funded with the issuance of long-term debt and cash on hand, and the November 2019 special cash dividend was funded with cash on hand. The special cash dividends were considered a return of capital to the Company’s stockholders. See Note 10, “Long-term Debt and Finance Lease Obligations,” for additional information on the issuance of long-term debt.
Redeemable Noncontrolling Interest
The Company owns 60% of its consolidated subsidiary PPD-SNBL K.K. (“PPD-SNBL”). The 40% ownership interest held by Shin Nippon Biomedical Laboratories Ltd. (“SNBL”) is classified as a redeemable noncontrolling interest on the consolidated balance sheets due to certain put options under which SNBL may require the Company to purchase SNBL’s remaining ownership interest at fair value upon the occurrence of certain events described in the PPD-SNBL shareholders agreement. As of December 31, 2019 and 2018, no such events had occurred. See Note 17, “Related Party Transactions,” for additional information.